Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2018
Interest and Finance Costs [Abstract]
Interest and Finance Costs
	Six-month period ended June 30,
	2017	2018
Interest incurred on long-term debt	$224	$6,358
Interest, amortization and write off of financing fees on loan from related party	6,827	2,595
Amortization and write-off of financing fees	127	561
Commissions, commitment fees and other financial expenses and from related party	126	165
Capitalized interest and finance costs	(1,562)	(84)
Total	$5,742	$9,595